Document and Entity Information	6 Months Ended
Feb. 28, 2025
Document and Entity Information
Document Type	6-K
Document Period End Date	Feb. 28, 2025
Entity Registrant Name	VISION MARINE TECHNOLOGIES INC.
Entity Central Index Key	0001813783
Current Fiscal Year End Date	--08-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Amendment Flag	false